CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 CNY (¥)
Business Acquisition [Line Items]
Accounts receivable, net of allowance for uncollectible receivables | ¥	¥ 60,679		¥ 28,014
Contract assets, net of allowance for uncollectible contract assets | ¥	¥ 0		¥ 39,801		¥ 82,005
Ordinary shares, par value | $ / shares		$ 0.000000005
Ordinary shares, shares outstanding	216,100,000
Class A Ordinary shares
Business Acquisition [Line Items]
Ordinary shares, par value | $ / shares		0.000000005		$ 0.000000005
Ordinary shares, shares authorized	10,000,000,000,000		10,000,000,000,000
Ordinary shares, shares issued	100,100,000		84,000,000
Ordinary shares, shares outstanding	100,100,000		84,000,000
Class B Ordinary shares
Business Acquisition [Line Items]
Ordinary shares, par value | $ / shares		$ 0.000000005		$ 0.000000005
Ordinary shares, shares authorized	10,000,000,000,000		10,000,000,000,000
Ordinary shares, shares issued	116,000,000		116,000,000
Ordinary shares, shares outstanding	116,000,000		116,000,000